Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
7. Fair Value of Financial Instruments
The following table provides a summary of financial assets measured at fair value on a recurring basis:

Description	Fair Value at December 31, 2023	Level 1	Level 2	Level 3
Recurring Assets:
Cash equivalents:
Money market fund	$131,193	$131,193	$—	$—
Short-term investments:
U.S. treasury securities	36,418	36,418	—	—
U.S. government agency securities	4,975	—	4,975	—

Total assets measured at fair value	$172,586	$167,611	$4,975	$—

Description	Fair Value at December 31, 2022	Level 1	Level 2	Level 3
Recurring Assets:
Cash equivalents:
Money market fund	$11,846	$11,846	$—	$—
U.S. government agency securities	1,999	—	1,999	—
Short-term investments:
U.S. treasury securities	20,775	20,775	—	—
U.S. government agency securities	39,350	26,736	12,614	—

Total assets measured at fair value	$73,970	$59,357	$14,613	$—

There were no transfers between levels for the years ended December
31,
2023 or 2022.